Description of Organization and Business Operations (Details)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2019 shares	Dec. 13, 2018 shares	Dec. 31, 2018 shares
Description of Organization and Business Operations [Abstract]
Entity date of incorporation	Mar. 14, 2008
Entity date of Initial Public Offering	Jul. 01, 2008
Common stock shares outstanding	13,728,371		13,280,927
Navios Holdings
Description of Organization and Business Operations [Abstract]
Navios Holdings' voting interest in Navios Acquisition	35.40%
Navios Holdings' economic interest in Navios Acquisition	36.00%
Navios Midstream
Limited partner interest	100.00%		100.00%
Common Stock | Merger Agreement with Navios Midstream
Business Acquisition, Number of shares issued		3,683,284
Stock for units exchange ratio		0.42